BANK BORROWINGS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 loan	Dec. 31, 2011
Short-term borrowings
Short-term borrowings	$ 711,773,487	$ 303,259,524
Average interest rate on short term borrowings (as a percent)	3.88%	3.65%
Maximum borrowing capacity under short-term bank facilities	882,668,078
Amount drawn down on short-term bank facilities	711,773,487
Amount available on short-term bank facilities	170,894,591
Short-term borrowings guaranteed by Trina
Short-term borrowings
Short-term borrowings	151,136,743	59,609,524
Short-term borrowings secured by plants and machinery of Changzhou Trina Solar Energy Co., Ltd.("Trina China")
Short-term borrowings
Short-term borrowings	56,136,744	43,650,000
Number of secured loans	2
Carrying value of asset pledged	133,353,290
Unsecured short-term borrowings
Short-term borrowings
Short-term borrowings	$ 504,500,000	$ 200,000,000